INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2023	2022

Raw materials	$1,915	$2,105
Work in progress	457	911
Finished products	4,806	5,427

	$7,178	$8,443